3. MATERIAL ACCOUNTING POLICY INFORMATION: j) Loss per share (Policies)	12 Months Ended
Dec. 31, 2025
Policies
j) Loss per share

j)Loss per share

Basic loss or earnings per share is calculated by dividing loss or earnings attributable to common shares by the weighted average number of shares outstanding during the year. Diluted loss or earnings per share is calculated using the denominator of the basic loss or earnings calculation described above adjusted to include the potentially dilutive effect of outstanding stock options.